Goodwill	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

Note 19.      Goodwill

We test goodwill for impairment annually on October 1st, or as and when indicators of impairment arise. As at October 1, 2022, the fair value of the net assets of the reporting unit concerned by goodwill was superior to the carrying value of the net assets and goodwill allocated. After October 1, 2022, there were no impairment indicators identified triggering a new impairment test. Therefore, no impairment loss was recorded in 2022.

Impairment reviews have been conducted for the goodwill allocated to the reporting unit (“RU) relating to the acquisition of WISeKey Semiconductors SAS in 2016. Fair value has been determined based on the income approach. Cash flows have been projected over 5 years from the date of the assessment and have been discounted at the pre-tax weighted average cost of capital. Fair value is higher than its carrying value. The WISeKey Semiconductors SAS RU has a negative carrying amount.

USD'000	IoT Segment	Total
Goodwill balance as at December 31, 2020	8,317	8,317
Goodwill acquired during the year	-	-
Impairment losses	-	-
As a December 31, 2021
Goodwill	8,317	8,317
Accumulated impairment losses	-	-
Goodwill balance as at December 31, 2021	8,317	8,317
Goodwill acquired during the year	-	-
Impairment losses	-	-
As a December 31, 2022
Goodwill	8,317	8,317
Accumulated impairment losses	-	-
Goodwill balance as at December 31, 2022	8,317	8,317

The assumptions included in the impairment tests require judgment, and changes to these inputs could impact the results of the calculations. Other than management's projections of future cash flows, the primary assumptions used in the impairment tests were the weighted-average cost of capital and long-term growth rates. Although the Group's cash flow forecasts are based on assumptions that are considered reasonable by management and consistent with the plans and estimates management is using to operate the underlying businesses, there are significant judgments in determining the expected future cash flows attributable to a reporting unit.